Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2022
Parent Only Financial Information
Schedule of Condensed Balance Sheets

	As of December, 31
	2022	2021
	RMB	RMB
ASSETS
Current assets
Cash	29,472,174	313,302,959
Short-term investment	372,375,701	—
Amounts due from subsidiaries	298,205,305	279,221,856
Prepaid expenses and other current assets	3,656,415	18,475,035
Total current assets	703,709,595	610,999,850
Non-current assets
Intangible assets, net	53,685,458	52,333,871
Total non-current assets	53,685,458	52,333,871
Total assets	757,395,053	663,333,721

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Derivative financial liabilities	269,251,436	—
Other current liabilities	6,129,649	9,329,205
Total current liabilities	275,381,085	9,329,205
Non-current liabilities
Derivative financial liabilities - non-current	19,083,004	—
Convertible notes, at fair value	354,080,264	318,466,215
Total non-current liabilities	373,163,268	318,466,215
Total liabilities	648,544,353	327,795,420
Shareholders’ equity
Ordinary shares	8,616	7,497
Additional paid-in capital	1,472,014,651	937,315,273
Accumulated losses	(1,380,173,392)	(637,528,160)
Accumulated other comprehensive income	17,000,825	35,743,691
Treasury shares	—	—
Total shareholders’ equity	108,850,700	335,538,301

Total liabilities and shareholders’ equity	757,395,053	663,333,721

Schedule of Condensed Statements of Operations

	For the Years Ended December 31,
	2022	2021	2020
	RMB	RMB	RMB

General and administrative expenses	88,435,187	1,976,807	6,862,862
Franchise and royalty expenses	3,378,650	3,223,700	3,447,050
Other income	337,865	—	—
Total costs and expenses, net	91,475,972	5,200,507	10,309,912

Operating loss	(91,475,972)	(5,200,507)	(10,309,912)

Equity in loss of subsidiaries	(506,340,297)	(370,940,089)	(131,640,926)
Interest income	359,607	—	804
Foreign currency transaction loss	(125)	(3,422)	(49,473)
Changes in fair value of convertible notes	(4,493,605)	(5,577,001)	—
Changes in fair value of warrant liabilities	45,903,468	—	—
Changes in fair value of ESA derivative liabilities	(186,598,308)	—	—

Loss before income taxes	(742,645,232)	(381,721,019)	(141,999,507)

Income tax expenses	—	—	—

Net loss	(742,645,232)	(381,721,019)	(141,999,507)

Schedule of Condensed Statements of Comprehensive Loss

	For the Years Ended December 31,
	2022	2021	2020
	RMB	RMB	RMB

Net loss	(742,645,232)	(381,721,019)	(141,999,507)
Other comprehensive income
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes	(1,520,393)	(548,029)	—
Unrealized gain on short-term investment, net of nil income taxes	2,133,528	—	—
Foreign currency translation adjustment, net of nil income taxes	(19,356,001)	(2,889,641)	2,788,426

Total comprehensive loss	(761,388,098)	(385,158,689)	(139,211,081)

Schedule of Condensed Statements of Cash Flows

	For the Years Ended December 31,
	2022	2021	2020
	RMB	RMB	RMB
Net cash used in operating activities	(7,345,572)	(1,122,560)	(8,690,319)
Net cash used in investing activities	(895,671,288)	(294,289,816)	(322,209,625)
Net cash provided by financing activities	621,610,726	597,662,648	221,124,998
Effect of foreign currency exchange rate changes on cash	(2,424,651)	2,788,102	(10,113,157)
Net (decrease) / increase in cash	(283,830,785)	305,038,374	(119,888,103)
Cash at beginning of year	313,302,959	8,264,585	128,152,688
Cash at end of year	29,472,174	313,302,959	8,264,585

Supplemental disclosure of non-cash investing and financing activities:
Accrued offering costs paid by subsidiaries of TH International Limited	4,039,468	3,623,684	—